Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
September 30, 2020

Dates Covered
Collections Period	09/01/20 - 09/30/20
Interest Accrual Period	09/15/20 - 10/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/20	776,223,410.65	37,201
Yield Supplement Overcollateralization Amount 08/31/20	40,352,407.48	0
Receivables Balance 08/31/20	816,575,818.13	37,201
Principal Payments	28,595,336.52	873
Defaulted Receivables	129,909.72	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/20	38,414,689.08	0
Pool Balance at 09/30/20	749,435,882.81	36,321

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.95%
Prepayment ABS Speed	1.60%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	2,459,065.58	105
Past Due 61-90 days	410,831.77	20
Past Due 91-120 days	119,120.16	6
Past Due 121+ days	0.00	0
Total	2,989,017.51	131

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.07%
Delinquency Trigger Occurred	NO

Recoveries	61,784.12
Aggregate Net Losses/(Gains) - September 2020	68,125.60
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.10%
Prior Net Losses Ratio	0.08%
Second Prior Net Losses Ratio	0.06%
Third Prior Net Losses Ratio	0.00%
Four Month Average	0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	8,618,512.65
Actual Overcollateralization	8,618,512.65
Weighted Average APR	3.77%
Weighted Average APR, Yield Adjusted	6.10%
Weighted Average Remaining Term	56.61

Flow of Funds	$ Amount

Collections	31,213,441.03
Investment Earnings on Cash Accounts	469.70
Servicing Fee(1)	(680,479.85)
Transfer to Collection Account	-
Available Funds	30,533,430.88

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	343,216.77
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,110,958.62
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,618,512.65
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,663,036.59
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	30,533,430.88

Servicing Fee	680,479.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 09/15/20	767,296,841.43
Principal Paid	26,479,471.27
Note Balance @ 10/15/20	740,817,370.16

Class A-1
Note Balance @ 09/15/20	88,616,841.43
Principal Paid	26,479,471.27
Note Balance @ 10/15/20	62,137,370.16
Note Factor @ 10/15/20	36.7676747%

Class A-2a
Note Balance @ 09/15/20	231,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	231,800,000.00
Note Factor @ 10/15/20	100.0000000%

Class A-2b
Note Balance @ 09/15/20	50,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	50,000,000.00
Note Factor @ 10/15/20	100.0000000%

Class A-3
Note Balance @ 09/15/20	281,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	281,800,000.00
Note Factor @ 10/15/20	100.0000000%

Class A-4
Note Balance @ 09/15/20	76,830,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	76,830,000.00
Note Factor @ 10/15/20	100.0000000%

Class B
Note Balance @ 09/15/20	25,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	25,500,000.00
Note Factor @ 10/15/20	100.0000000%

Class C
Note Balance @ 09/15/20	12,750,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	12,750,000.00
Note Factor @ 10/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	390,923.02
Total Principal Paid	26,479,471.27
Total Paid	26,870,394.29

Class A-1
Coupon	0.26763%
Interest Paid	19,763.77
Principal Paid	26,479,471.27
Total Paid to A-1 Holders	26,499,235.04

Class A-2a
Coupon	0.55000%
Interest Paid	106,241.67
Principal Paid	0.00
Total Paid to A-2a Holders	106,241.67

Class A-2b
One-Month Libor	0.15238%
Coupon	0.40238%
Interest Paid	16,765.83
Principal Paid	0.00
Total Paid to A-2b Holders	16,765.83

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4611682
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.2375794
Total Distribution Amount	31.6987476

A-1 Interest Distribution Amount	0.1169454
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	156.6832620
Total A-1 Distribution Amount	156.8002074

A-2a Interest Distribution Amount	0.4583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.4583333

A-2b Interest Distribution Amount	0.3353166
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3353166

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	193.02
Noteholders' Third Priority Principal Distributable Amount	481.50
Noteholders' Principal Distributable Amount	325.48

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/20	8,498,098.59
Investment Earnings	348.29
Investment Earnings Paid	(348.29)
Deposit/(Withdrawal)	-
Balance as of 10/15/20	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$2,813,750.23	$2,729,816.48	$4,810,456.66
Number of Extensions	95	95	171
Ratio of extensions to Beginning of Period Receivables Balance	0.34%	0.32%	0.55%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

       Such amounts have priority prior to the application of Available Funds.